American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2026

Small Cap Growth Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 7.4%
AAR Corp.(1)	586,236	62,088,255
Astronics Corp.(1)	729,119	55,230,764
ATI, Inc.(1)	531,680	63,961,104
Carpenter Technology Corp.	175,820	55,880,871
Hexcel Corp.	929,450	76,967,754
Karman Holdings, Inc.(1)	488,486	50,704,847
		364,833,595
Banks — 1.9%
Bancorp, Inc.(1)	737,228	43,820,832
Coastal Financial Corp.(1)	306,033	29,311,841
Triumph Financial, Inc.(1)	332,064	20,949,918
		94,082,591
Beverages — 0.6%
Celsius Holdings, Inc.(1)	542,151	28,452,084
Biotechnology — 13.4%
ADMA Biologics, Inc.(1)	3,126,578	54,089,799
Alkermes PLC(1)	829,339	28,106,299
Arcellx, Inc.(1)	284,300	19,420,533
Arcutis Biotherapeutics, Inc.(1)	1,136,843	28,841,707
Bridgebio Pharma, Inc.(1)	840,970	64,981,752
Celldex Therapeutics, Inc.(1)	558,969	13,750,637
Centessa Pharmaceuticals PLC, ADR(1)	864,159	21,232,387
Cogent Biosciences, Inc.(1)	691,448	24,829,898
Cytokinetics, Inc.(1)	340,949	21,544,567
Evommune, Inc.(1)(2)	395,834	7,164,595
Ionis Pharmaceuticals, Inc.(1)	318,102	26,297,492
Madrigal Pharmaceuticals, Inc.(1)	129,436	63,334,329
Mineralys Therapeutics, Inc.(1)	713,061	22,026,454
Newamsterdam Pharma Co. NV(1)(2)	453,541	14,114,196
Nuvalent, Inc., Class A(1)	286,954	29,524,697
Praxis Precision Medicines, Inc.(1)	85,913	26,976,682
Protagonist Therapeutics, Inc.(1)	414,868	33,936,202
Revolution Medicines, Inc.(1)	336,989	32,671,084
Scholar Rock Holding Corp.(1)	539,891	23,938,767
Twist Bioscience Corp.(1)	411,456	16,898,498
UroGen Pharma Ltd.(1)	918,067	18,003,294
Vaxcyte, Inc.(1)	260,324	13,945,557
Vera Therapeutics, Inc.(1)	564,153	24,405,259
Viking Therapeutics, Inc.(1)(2)	234,663	6,814,614
Xenon Pharmaceuticals, Inc.(1)	520,439	21,343,203
		658,192,502
Broadline Retail — 0.4%
Ollie's Bargain Outlet Holdings, Inc.(1)	168,181	18,552,046
Building Products — 3.0%
Fortune Brands Innovations, Inc.	568,655	30,764,236
Hayward Holdings, Inc.(1)	4,619,266	74,554,953
Trex Co., Inc.(1)	1,014,133	42,005,389
		147,324,578

Capital Markets — 3.1%
Etoro Group Ltd., Class A(1)	619,838	18,223,237
Hamilton Lane, Inc., Class A	327,501	46,256,241
Miami International Holdings, Inc.(1)	744,478	31,067,067
P10, Inc., Class A	2,035,782	21,945,730
Piper Sandler Cos.	106,895	37,023,084
		154,515,359
Chemicals — 0.9%
Element Solutions, Inc.	1,519,869	44,228,188
Commercial Services and Supplies — 1.2%
OPENLANE, Inc.(1)	2,010,757	60,403,140
Construction and Engineering — 4.2%
Argan, Inc.	131,044	45,486,683
Construction Partners, Inc., Class A(1)	700,007	76,916,769
Sterling Infrastructure, Inc.(1)	234,159	83,807,848
		206,211,300
Construction Materials — 0.7%
Titan America SA(1)	1,863,026	32,342,131
Consumer Finance — 1.2%
Dave, Inc.(1)	231,299	37,861,333
Enova International, Inc.(1)	117,923	19,477,342
		57,338,675
Consumer Staples Distribution & Retail — 0.7%
PriceSmart, Inc.	235,839	33,538,664
Containers and Packaging — 0.3%
Graphic Packaging Holding Co.	1,131,869	16,581,881
Diversified Consumer Services — 0.5%
Coursera, Inc.(1)	186,860	1,132,372
OneSpaWorld Holdings Ltd.	1,221,583	24,004,106
		25,136,478
Diversified Telecommunication Services — 0.6%
Globalstar, Inc.(1)(2)	487,590	30,045,296
Electric Utilities — 0.3%
Oklo, Inc.(1)	192,097	15,294,763
Electrical Equipment — 0.8%
Regal Rexnord Corp.	255,247	41,222,391
Electronic Equipment, Instruments and Components — 6.8%
Cognex Corp.	667,808	25,870,882
Fabrinet(1)	119,973	58,719,585
Itron, Inc.(1)	203,855	20,197,953
Littelfuse, Inc.	122,230	39,573,185
Mirion Technologies, Inc., Class A(1)	1,537,597	38,193,910
Novanta, Inc.(1)	437,338	58,839,455
Plexus Corp.(1)	475,374	94,756,299
		336,151,269
Energy Equipment and Services — 0.4%
Expro Group Holdings NV(1)	1,301,878	20,843,067
Financial Services — 0.6%
Chime Financial, Inc., Class A(1)(2)	1,182,686	30,063,878
Food Products — 0.4%
Vital Farms, Inc.(1)	754,599	21,468,342
Health Care Equipment and Supplies — 3.0%
Alphatec Holdings, Inc.(1)	4,999,954	74,149,318
SI-BONE, Inc.(1)	1,933,829	32,062,885

UFP Technologies, Inc.(1)	165,948	41,676,180
		147,888,383
Health Care Providers and Services — 5.3%
Encompass Health Corp.	462,084	43,680,801
Ensign Group, Inc.	294,514	50,556,273
HealthEquity, Inc.(1)	572,024	49,005,296
Omada Health, Inc.(1)	1,161,457	17,363,782
PACS Group, Inc.(1)	435,285	14,695,222
Pediatrix Medical Group, Inc.(1)	1,210,230	25,874,718
RadNet, Inc.(1)	492,811	34,546,051
Talkspace, Inc.(1)	228,035	921,261
U.S. Physical Therapy, Inc.	260,174	21,820,793
		258,464,197
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	639,607	30,003,964
Health Care Technology — 0.2%
Phreesia, Inc.(1)	777,003	10,435,150
Hotels, Restaurants and Leisure — 1.8%
Life Time Group Holdings, Inc.(1)	1,717,072	50,086,990
Planet Fitness, Inc., Class A(1)	433,286	39,446,358
		89,533,348
Independent Power and Renewable Electricity Producers — 2.0%
Talen Energy Corp.(1)	141,318	49,229,538
TransAlta Corp.	3,738,019	47,766,703
		96,996,241
Insurance — 1.6%
Bowhead Specialty Holdings, Inc.(1)	1,017,655	24,993,607
HCI Group, Inc.	157,937	25,059,864
Kinsale Capital Group, Inc.	74,040	29,310,955
		79,364,426
Leisure Products — 1.0%
Brunswick Corp.	296,508	23,785,872
Callaway Golf Co.(1)	1,584,459	22,736,986
		46,522,858
Machinery — 3.9%
CECO Environmental Corp.(1)	1,167,302	78,711,174
Flowserve Corp.	392,355	30,662,543
RBC Bearings, Inc.(1)	161,033	80,463,359
		189,837,076
Media — 1.6%
Magnite, Inc.(1)	2,963,872	42,887,228
New York Times Co., Class A	501,882	36,792,969
		79,680,197
Metals and Mining — 0.7%
SSR Mining, Inc.(1)	1,389,051	31,712,034
Oil, Gas and Consumable Fuels — 1.4%
Centrus Energy Corp., Class A(1)(2)	96,119	26,747,995
PBF Energy, Inc., Class A	1,312,135	43,904,037
		70,652,032
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	577,050	29,331,452
Pharmaceuticals — 1.3%
Crinetics Pharmaceuticals, Inc.(1)	733,114	36,611,713

Edgewise Therapeutics, Inc.(1)	873,318	24,583,902
		61,195,615
Professional Services — 1.0%
First Advantage Corp.(1)	1,613,075	21,776,513
Verra Mobility Corp.(1)	1,381,905	26,670,766
		48,447,279
Real Estate Management and Development — 1.3%
Colliers International Group, Inc.	279,295	38,179,626
FirstService Corp. (Toronto)	157,189	24,353,242
		62,532,868
Semiconductors and Semiconductor Equipment — 8.4%
Credo Technology Group Holding Ltd.(1)	617,016	77,299,765
Impinj, Inc.(1)	274,119	37,855,834
Lattice Semiconductor Corp.(1)	359,912	28,980,114
MACOM Technology Solutions Holdings, Inc.(1)	227,911	49,926,184
MKS, Inc.	231,298	54,449,862
Onto Innovation, Inc.(1)	127,809	25,823,808
Silicon Laboratories, Inc.(1)	423,214	60,286,834
SiTime Corp.(1)	177,984	64,627,770
Veeco Instruments, Inc.(1)	456,513	14,256,901
		413,507,072
Software — 6.3%
ACI Worldwide, Inc.(1)	287,033	12,445,751
Agilysys, Inc.(1)	566,418	49,136,761
BlackLine, Inc.(1)	696,160	32,350,555
Core Scientific, Inc.(1)(2)	1,935,033	34,811,244
Descartes Systems Group, Inc.(1)	233,153	17,430,518
Elastic NV(1)	268,607	17,709,260
Klaviyo, Inc., Class A(1)	1,505,158	33,429,559
Netskope, Inc., Class A(1)	184,145	2,734,553
Onestream, Inc.(1)	983,467	23,219,656
Pegasystems, Inc.	403,850	17,644,207
Q2 Holdings, Inc.(1)	728,914	44,645,983
Riot Platforms, Inc.(1)(2)	1,539,924	23,822,624
		309,380,671
Specialty Retail — 4.7%
Boot Barn Holdings, Inc.(1)	309,067	55,162,278
Five Below, Inc.(1)	281,636	53,972,723
National Vision Holdings, Inc.(1)	1,737,675	45,787,736
RealReal, Inc.(1)	1,831,524	26,868,457
Wayfair, Inc., Class A(1)	475,703	49,230,504
		231,021,698
Trading Companies and Distributors — 2.8%
Applied Industrial Technologies, Inc.	131,663	34,286,362
Herc Holdings, Inc.	420,301	60,245,945
SiteOne Landscape Supply, Inc.(1)	294,307	42,244,827
		136,777,134
TOTAL COMMON STOCKS (Cost $3,887,976,508)		4,860,105,913
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1) (Cost $342,815)	527,407	342,815

SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	228,070	228,070
State Street Navigator Securities Lending Government Money Market Portfolio(3)	47,199,193	47,199,193
		47,427,263
Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $68,071,804), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $66,757,355)		66,737,000
TOTAL SHORT-TERM INVESTMENTS (Cost $114,164,263)		114,164,263
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $4,002,483,586)		4,974,612,991
OTHER ASSETS AND LIABILITIES — (1.2)%		(60,657,492)
TOTAL NET ASSETS — 100.0%		$4,913,955,499

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	6,302,424	USD	4,601,242	Citibank NA	3/27/26	$37,683
CAD	7,855,544	USD	5,723,883	Citibank NA	3/27/26	58,222
CAD	6,497,174	USD	4,736,576	Citibank NA	3/27/26	45,695
CAD	1,968,245	USD	1,443,395	Citibank NA	3/27/26	5,340
CAD	2,155,068	USD	1,586,341	Citibank NA	3/27/26	(95)
USD	76,896,482	CAD	105,399,548	Citibank NA	3/27/26	(683,280)
USD	1,482,919	CAD	2,050,011	Citibank NA	3/27/26	(26,000)
USD	4,211,473	CAD	5,706,321	Citibank NA	3/27/26	11,312
USD	2,065,611	CAD	2,793,194	Citibank NA	3/27/26	9,669
						$(541,454)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $110,163,906. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $116,731,589, which includes securities collateral of $69,532,396.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,787,985,968	$72,119,945	—
Rights	342,815	—	—
Short-Term Investments	47,427,263	66,737,000	—
	$4,835,756,046	$138,856,945	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$167,921	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$709,375	—

3. AFFILIATED Company TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended January 31, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
SI-BONE, Inc.(1)(2)	$33,699	$2,629	$8,587	$4,322	—(2)	—(2)	$252	—
(1)Non-income producing.
(2)Company was not an affiliate at January 31, 2026.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.